Transfers of Financial Assets - Summary of Securities Lending (Detail) - Securities lending [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Carrying amount of transferred financial assets	€ 2,734	€ 3,718
Fair value of cash collateral received	2,146	2,480
Fair value of non-cash collateral received	780	1,356
Net exposure	(192)	(117)
Non-cash collateral that can be sold or repledged in the absence of default	618	1,171
Non-cash collateral that has been sold or transferred